Business (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2012 sqft property tenant quantity	Dec. 31, 2011 sqft quantity
Business [Abstract]
Number Of Real Estate Properties Owned And Managed	970	980
Number of real estate properties	156	157
Number Of Tenants	72	73
Square Footage Of All Real Estate Properties	12,000,000	13,000,000
Occupancy Rate	93.00%	93.00%
Number Of Self Storage Properties	21	21
Square Footage of Self Storage Properties	800,000	800,000